Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Plant and machinery	$ 1,915,160	$ 1,770,626
Automobiles	137,367	139,380
Office and computer equipment	22,689	37,005
Total property and equipment	2,075,216	1,947,011
Less: Accumulated depreciation	(1,418,376)	(685,518)
Property and equipment, net	$ 656,840	$ 1,261,493